SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION

(9) SHARE-BASED COMPENSATION:

On November 12, 2013, the Board of Directors (the “Board”) approved, and the stockholders of Holdings adopted by written consent, the ARAMARK Holdings Corporation 2013 Stock Incentive Plan (the “2013 Stock Plan”), which became effective on December 1, 2013. The 2013 Stock Plan provides that the total number of shares of common stock that may be issued under the 2013 Stock Plan is 25,500,000. In connection with the adoption of the 2013 Stock Plan, the Board approved, and the stockholders of Holdings adopted by written consent, the Fifth Amended and Restated ARAMARK Holdings Corporation 2007 Management Stock Incentive Plan (the “Fifth Amended Stock Plan”) which amended certain terms of the 2007 Management Stock Incentive Plan (“2007 MSIP”) in contemplation of the IPO, including providing that no awards will be granted under the Fifth Amended Stock Plan shortly following the consummation of an initial public offering, as grants following the IPO are made under the 2013 Stock Plan.

During the three and six months ended March 28, 2014, share-based compensation expense was approximately $27.6 million, before taxes of $10.8 million, and approximately $73.0 million, before taxes of $28.5 million, respectively. During the three and six months ended March 29, 2013, share-based compensation expense was approximately $4.8 million, before taxes of $1.9 million, and approximately $8.8 million, before taxes of $3.5 million, respectively.

Stock Options

Time-Based Options

The Company granted 1.9 million time-based options with a weighted-average grant-date fair value of $6.65 during the first quarter of fiscal 2014. The compensation cost charged to expense during the three and six months ended March 28, 2014 for time-based options was approximately $3.6 million and $6.8 million, respectively. The compensation cost charged to expense during the three and six months ended March 29, 2013 for time-based options was approximately $2.1 million and $4.0 million, respectively.

Performance-Based Options

On November 11, 2013, the Compensation Committee approved an amendment to all outstanding 2007 MSIP Option Agreements (the “Performance Option Amendment”) modifying the vesting provisions relating to outstanding performance-based options granted under the 2007 MSIP. The Performance Option Amendment provides that in the event of an initial public offering of Holdings, subject to continued employment on such date, 50% of any then-unvested performance-based options that did not meet applicable performance thresholds in prior years (the “Missed Year Options”) will become vested if the initial public offering price for the common stock of Holdings equals or exceeds $20.00 per share. In addition, during the 18 month period following the initial public offering, if the closing trading price for common stock of Holdings equals or exceeds $25.00 per share over any consecutive twenty day trading period, 100% of the Missed Year Options will become vested. There were a total of approximately 5.0 million Missed Year Options which fully vested in the second quarter of fiscal 2014 as all performance targets were met. The fair values of the Missed Year Options were valued at the award modification date using a Monte-Carlo option model, which simulates a range of possible future stock prices and estimates the probabilities of meeting the modified vesting provision of the trading price for the common stock of Holdings equaling or exceeding $25.00 per share over any consecutive twenty day trading period during the 18 month period following the initial public offering. The following weighted-average assumptions were used in estimating the fair value of the Missed Year Options: estimated volatility (30%), expected dividend yield (1.5%), expected life (3-8 years) and risk-free rate (0.66%-2.63%). The weighted-average fair value of the Missed Year Options modified on November 11, 2013 was $10.19 per option.

During the three and six months ended March 28, 2014, the Company recognized a charge to expense of approximately $16.3 million and $55.4 million for performance-based options, respectively. These amounts include approximately $14.0 million and $50.9 million related to the Missed Year Options that were modified, respectively. During the three and six months ended March 29, 2013, $2.1 million and $3.4 million was charged to expense for performance-based options, respectively.

Installment Stock Purchase Opportunities (“ISPOs”)

The Company recorded approximately $0.5 million and $1.2 million of compensation expense related to ISPOs and the exchanged restricted stock and non-qualified stock options during the three and six months ended March 28, 2014, respectively. The Company recorded approximately $0.2 million and $0.6 million of compensation expense related to ISPOs during the three and six months ended March 29, 2013, respectively.

Time-Based Restricted Stock Units

The Restricted Stock Unit Agreement provides for grants of restricted stock units (“RSUs”), 25% of which will vest and be settled in shares on each of the first four anniversaries of the date of grant, subject to the participant’s continued employment with the Company through each such anniversary. The grant-date fair value of RSUs is based on the fair value of the Company’s common stock. Participants holding RSUs will receive the benefit of any dividends paid on shares in the form of additional RSUs. The unvested RSUs are subject to forfeiture if employment is terminated other than due to death, disability or retirement, and the units are nontransferable while subject to forfeiture.

The Company granted 2,048,785 RSUs during the first quarter of fiscal 2014 at a weighted-average grant-date fair value of $20.45. Compensation expense for RSUs is recognized on a straight-line basis over the vesting period during which employees perform related services. The compensation cost charged to expense during the three and six months ended March 28, 2014 for RSUs was approximately $4.0 million and $6.3 million, respectively.

Performance Stock Units

Under the 2013 Stock Plan, the Company is authorized to grant Performance Stock Units (“PSUs”) to its employees. A participant is eligible to become vested in a number of PSUs equal to a percentage, higher or lower, of the target number of PSUs granted based on the level of the Company’s achievement of performance conditions. The first 33% of the award will vest if and when the Company achieves these performance conditions while the remaining 67% will generally vest ratably over the next two anniversaries of the date of grant, subject to the achievement of the performance condition in the first year of grant and the participant’s continued employment with the Company through each such anniversary. The grant-date fair value of the PSUs is based on the fair value of the Company’s common stock.

On December 20, 2013, the Company granted 466,763 PSUs with a weighted-average grant-date fair value of $23.92 with performance conditions based upon the achievement of a level of earnings per share. The compensation cost charged to expense during the six months ended March 28, 2014 for PSUs was approximately $1.8 million.

Deferred Stock Units

The Company granted 60,088 deferred stock units during the six months ended March 28, 2014. The compensation cost charged to expense during the three and six months ended March 28, 2014 for deferred stock units was approximately $1.4 million and $1.5 million, respectively. The Company granted 42,462 deferred stock units during the six months ended March 29, 2013. The compensation cost charged to expense during the three and six months ended March 29, 2013 for deferred stock units was approximately $0.4 million and $0.6 million, respectively.

NOTE 11. SHARE-BASED COMPENSATION:

In connection with the 2007 Transaction, the Company established the ARAMARK Holdings Corporation 2007 Management Stock Incentive Plan (the “2007 MSIP”). Incentive awards under the 2007 MSIP may be granted to employees or directors of, or consultants to, the Company or one of its affiliates in the form of non-qualified stock options, unvested shares of common stock, the opportunity to purchase shares of common stock and other awards that are valued in whole or in part by reference to, or are otherwise based on, the fair market value of the Company’s shares. The 2007 MSIP permits the granting of awards of up to 42.0 million shares of common stock of the Company. As of September 27, 2013, there were 11.7 million shares available for grant.

On June 20, 2013, the Company adopted the Fourth Amended and Restated ARAMARK Holdings Corporation 2007 Management Stock Incentive Plan (the “Fourth Amended Stock Incentive Plan”). The Fourth Amended Stock Incentive Plan provides for the grant of restricted stock units and restricted stock in addition to stock options. The Company also approved a new form of non-qualified stock option award agreement which provides for 100% time-based vesting. Options granted under earlier forms of non-qualified discretionary stock option agreements provided for 50% time-based vesting and 50% performance-based vesting. Finally, the Company offered to holders of outstanding Installment Stock Purchase Opportunities (“ISPOs”) the ability to exchange such awards for restricted stock and non-qualified stock options, which were granted pursuant to a restricted stock award agreement and a replacement stock option award agreement, respectively, with the Company. On June 20, 2013, the Compensation and Human Resources Committee (the “Compensation Committee”) approved a new restricted stock award agreement and non-qualified replacement stock option award agreement to be used in connection with the exchange. The restricted stock award agreement provides for a grant of restricted stock under the Fourth Amended Stock Incentive Plan with a vesting schedule based upon the vesting schedule of the ISPO that is exchanged. The non-qualified replacement stock option award agreement is similar to the Time-Based Options discussed below, but the vesting schedule of the replacement stock option is based upon the vesting schedule of the ISPO that is exchanged.

Share-based compensation expense charged to expense for fiscal 2013, fiscal 2012 and fiscal 2011 was approximately $19.4 million, before taxes of approximately $7.6 million, approximately $15.7 million, before taxes of approximately $6.1 million, and approximately $17.3 million, before taxes of approximately $6.8 million, respectively. The compensation expense recognized is classified as “Selling and general corporate expenses” in the Consolidated Statements of Income. No compensation expense was capitalized.

Cash received from option exercises during fiscal 2013, fiscal 2012 and fiscal 2011 was $5.6 million, $6.7 million and $1.0 million, respectively. For fiscal 2013, fiscal 2012 and fiscal 2011, the amount of tax benefits included in “Other financing activities” in the Consolidated Statements of Cash Flows was $4.8 million, $4.5 million and $0.7 million, respectively.

Stock Options

Each award of stock options under the 2007 MSIP is comprised of two types of stock options. One-half of the options awarded vest solely based upon continued employment over a specific period of time, generally four years (“Time-Based Options”). One-half of the options awarded vest based both upon continued employment and upon the achievement of a level of earnings before interest and taxes (“EBIT”), as defined in the 2007 MSIP, over time, generally four years (“Performance-Based Options”). The Performance-Based Options may also vest in part or in full upon the occurrence of specific return-based events. The exercise price for Time-Based Options and Performance-Based Options equals the fair value of the Company’s stock on the date of the grant. All options remain exercisable for ten years from the date of grant. Due to the Fourth Amended Stock Incentive Plan, all option awards granted subsequent to June 20, 2013 will only be comprised of Time-Based Options.

Time-Based Options

The fair value of the Time-Based Options granted was estimated using the Black-Scholes option pricing model and the weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method as permitted under Securities and Exchange Commission (“SEC”) rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011

Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	6.25	6.25	6.25
Risk-free interest rate	1.02% - 2.36%	1.04% - 1.61%	1.41% - 2.86%

The weighted-average grant-date fair value of Time-Based Options granted during fiscal 2013, fiscal 2012 and fiscal 2011 was $5.41, $4.57 and $4.42 per option, respectively.

Compensation expense for Time-Based Options is recognized on a straight-line basis over the vesting period during which employees perform related services. Approximately $9.3 million, $8.5 million and $10.3 million was charged to expense during fiscal 2013, fiscal 2012 and fiscal 2011 for Time-Based Options, respectively. The Company has applied a forfeiture assumption of 8.7% per annum in the calculation of such expense.

As of September 27, 2013, there was approximately $29.0 million of unrecognized compensation expense related to nonvested Time-Based Options, which is expected to be recognized over a weighted-average period of approximately 3.16 years.

A summary of Time-Based Options activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	15,711	$9.70
Granted	4,850	$16.11
Exercised	(2,070)	$7.34
Forfeited and expired	(693)	$11.57

Outstanding at September 27, 2013	17,798	$12.08	$109,623	6.7

Exercisable at September 27, 2013	9,802	$7.65	$90,471	4.7

Expected to vest at September 27, 2013	6,908	$14.36	$17,420	8.9

The total intrinsic value of Time-Based Options exercised during fiscal 2013, fiscal 2012 and fiscal 2011 was $17.2 million, $15.0 million and $8.9 million, respectively. The total fair value of Time-Based Options that vested during fiscal 2013, fiscal 2012 and fiscal 2011 was $3.9 million, $7.9 million and $15.8 million, respectively.

Performance-Based Options

The fair value of the Performance-Based Options was estimated using the Black-Scholes option pricing model and the weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method as permitted under SEC rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	4.5 - 5.5	5.0 - 6.0	5.5 - 7.0
Risk-free interest rate	0.61% - 0.85%	0.73% - 1.04%	1.43% - 2.86%

The weighted-average grant-date fair value of the Performance-Based Options granted during fiscal 2013, fiscal 2012 and fiscal 2011 was $4.54, $3.91 and $4.21 per option, respectively.

Compensation expense for Performance-Based Options is recognized on a principally straight-line basis over the requisite performance and service periods. The Company recognized compensation expense of approximately $6.4 million, $3.6 million and $5.1 million during fiscal 2013, fiscal 2012 and fiscal 2011 for Performance-Based Options, respectively. The Company has applied a forfeiture assumption of 8.7% per annum in the calculation of such expense.

As of September 27, 2013, there was approximately $2.4 million of unrecognized compensation expense related to nonvested Performance-Based Options, which is expected to be recognized over a weighted-average period of approximately 0.54 years.

On June 21, 2011, the Company’s board of directors (the “Board”) approved new annual and cumulative EBIT targets for fiscal 2011 and beyond. Approximately 3.7 million options were affected by these modifications. The fair values of these Performance-Based Options were revalued at the award modification date. The fair value of the Performance-Based Options modified during fiscal 2011 was estimated using the Black-Scholes option pricing model and the following weighted-average assumptions: estimated volatility (30%), expected dividend yield (0%), expected life (3.5-6.8 years) and risk-free interest rate (0.69%-2.27%). The weighted-average fair value of the Performance-Based Options modified during fiscal 2011 was $4.66 per option.

On June 21, 2011, the Company’s Board also agreed that for awards granted on or after June 21, 2011, annual and cumulative EBIT targets for future fiscal years beginning after fiscal 2011 will be set within 90 days of the beginning of each fiscal year. The Third Amended Stock Incentive Plan also provides that if an annual EBIT target is established for fiscal 2012 or later years for options granted after June 21, 2011 that is less than the annual EBIT target for such fiscal year for outstanding stock options, the EBIT target for such outstanding options will be reduced to the lower EBIT target.

A summary of Performance-Based Options activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	15,929	$9.68
Granted	463	$15.06
Exercised	(1,032)	$7.27
Forfeited and expired	(1,422)	$9.41

Outstanding at September 27, 2013	13,938	$8.86	$111,759	5.6

Exercisable at September 27, 2013	4,548	$7.29	$43,596	4.4

Expected to vest at September 27, 2013	1,669	$11.82	$8,444	7.6

The total intrinsic value of Performance-Based Options exercised during fiscal 2013, fiscal 2012 and fiscal 2011 was $8.5 million, $7.5 million and $5.0 million, respectively. The total fair value of Performance-Based Options that vested during fiscal 2013, fiscal 2012 and fiscal 2011 was $0.2 million, $6.7 million and $0 million, respectively.

Installment Stock Purchase Opportunities

Installment Stock Purchase Opportunities provide the grantee the option to purchase shares of the Company’s common stock. ISPO awards are divided into five equal installments. The first installment, which represents 20% of the total award, vests immediately upon grant and will be exercisable until the first anniversary of the grant date. At least 25% of the first installment must be exercised or the entire grant (including the remaining four installments) will expire and any part of the first installment that is not exercised during the exercise period will also expire, in each case on the first anniversary of the grant date. If the exercise conditions of the first installment are met, the remaining four installments will vest on December 15th of the first calendar year following the year in which the ISPO is granted, and on each of the three anniversaries of such date, respectively, and will be exercisable for 31 days thereafter. Any of these remaining four installments that becomes vested but is not exercised during its respective exercise period will expire at the end of its exercise period, but the holder may still exercise any subsequent installments when they vest in future years.

The fair value of the ISPOs was estimated using the Black-Scholes option pricing model and the following weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified methodas permitted under SEC rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	2.5	2.5	2.5
Risk-free interest rate	0.25%	0.24% - 0.31%	0.33% - 0.68%

The weighted-average grant-date fair value of ISPOs granted during fiscal 2013, fiscal 2012 and fiscal 2011 was $2.88, $2.80 and $2.47 per option, respectively.

Compensation expense for ISPOs is recognized on a straight-line basis over the vesting period during which employees perform related services. The Company recorded approximately $1.6 million, $1.0 million and $0.8 million of compensation expense related to these awards, including the exchanged awards discussed below, during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. The Company has applied a forfeiture assumption of 8.7% per annum in the calculation of such expense.

As discussed above, the Company offered to holders of outstanding ISPOs the ability to exchange such awards for restricted stock and non-qualified stock options. On July 31, 2013, as a result of the exchange, outstanding ISPOs were converted into approximately 0.2 million of restricted stock awards at a grant-date fair value of $16.21 and approximately 1.1 million of non-qualified replacement stock option awards at a weighted-average exercise price of $16.21. The fair value of the non-qualified replacement stock option awards was estimated using the Black-Scholes option pricing model and the following weighted-average assumptions: estimated volatility (30%), expected dividend yield (0%), expected life (4.6-6.2 years) and risk-free interest rate (1.38%). The weighted-average fair value of the replacement stock option awards was $4.79 per option.

As of September 27, 2013, there was approximately $5.0 million of unrecognized compensation expense related to nonvested ISPOs and exchanged awards, which is expected to be recognized over a weighted-average period of approximately 2.86 years.

A summary of ISPOs activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	1,403	$13.81
Granted	350	$15.08
Exercised	(158)	$11.83
Exchanged, forfeited and expired	(1,508)	$13.41

Outstanding at September 27, 2013	87	$12.21	$406	2.5

The total intrinsic value of ISPOs exercised during fiscal 2013 and fiscal 2012 was $0.5 million and $0.2 million, respectively. The total fair value of ISPOs that vested during fiscal 2013 and fiscal 2012 was $0.4 million and $0.9 million, respectively.

Seamless Unit Options

During fiscal 2011, Seamless established the Seamless North America 2011 Equity Incentive Plan (the “Plan”). The Plan allows for the issuance of unit options and other equity-based awards in Seamless. The unit options awarded vest solely based on continued employment over a specific period of time, generally four years. The Company recognized compensation expense of approximately $0.2 million, $2.1 million and $0.1 million for Seamless unit options during fiscal 2013, fiscal 2012 and fiscal 2011, respectively. During fiscal 2012, Seamless granted approximately 3.5 million unit options. The Company did not record any additional expense for these awards upon the completion of the spin-off of Seamless Holdings (see Note 3).

Deferred Stock Units

Deferred stock units are issued only to non-employee members of the Board of Directors of the Company who are not representatives of one of the Sponsors and represent the right to receive shares of the Company’s common stock in the future. Each deferred stock unit will be converted to one share of the Company’s common stock six months and one day after the date on which such director ceases to serve as a member of the Board of Directors. The grant-date fair value of deferred stock units is based on the fair value of the Company’s common stock. Since the deferred stock units are fully vested upon grant, compensation expense for the entire award is recognized immediately upon grant. The Company granted 42,462 deferred stock units during fiscal 2013. The compensation cost charged to expense during fiscal 2013, fiscal 2012 and fiscal 2011 for deferred stock units was approximately $0.6 million, $0.5 million and $1.0 million, respectively.

Time-Based Restricted Stock Units

The Restricted Stock Unit Agreement provides for grants of restricted stock units (“RSUs”), 25% of which will vest and be settled in shares on each of the first four anniversaries of the date of grant, subject to the participant’s continued employment with the Company through each such anniversary. The grant-date fair value of RSUs is based on the fair value of the Company’s common stock. Participants holding RSUs will receive the benefit of any dividends paid on shares in the form of additional restricted stock units. The unvested units are subject to forfeiture if employment is terminated other than due to death, disability or retirement, and the units are nontransferable while subject to forfeiture.

The Company granted 1,273,275 RSUs during fiscal 2013 at a weighted-average grant-date fair value of $16.22. Compensation expense for RSUs is recognized on a straight-line basis over the vesting period during which employees perform related services. The compensation cost charged to expense during fiscal 2013 for restricted stock units was approximately $1.3 million.

As of September 27, 2013, there was approximately $15.6 million of unrecognized compensation expense related to nonvested RSUs, which is expected to be recognized over a weighted-average period of approximately 3.78 years.